Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent asset	$ 35	$ 31
Current liability	(4)	(9)
Noncurrent liability	(2,400)	(1,862)
Total liability	(2,369)	(1,840)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss)	(826)	(231)
Prior service cost	2	3
Total accumulated other comprehensive income (loss)	(824)	(228)
Other Postretirement Benefits
Amounts recognized in the consolidated balance sheets consist of:
Current liability	(71)	(76)
Noncurrent liability	(2,614)	(2,407)
Total liability	(2,685)	(2,483)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss)	(79)	33
Prior service cost	(24)	(2)
Total accumulated other comprehensive income (loss)	$ (103)	$ 31